Credit Impairment Charges and Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

			Group
	2022	2021	2020
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	249	(186)	666
Recoveries of loans and advances, net of collection costs	36	(17)	(24)
Off-balance sheet credit exposures (See Note 29)	36	(30)	(3)
	321	(233)	639
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	424	388	257
(Releases)/Provisions for residual value and voluntary termination	(3)	(9)	6
	421	379	263
	742	146	902